Leases (Details)									1 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	May 01, 2023 USD ($)	May 01, 2023 CNY (¥)	Apr. 14, 2021 USD ($)	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 USD ($)	Feb. 23, 2021 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 CNY (¥)
Leases [Line Items]
Monthly payment									$ 93,012	¥ 624,240	$ 58,275	¥ 380,240
Payment for equipment							$ 71,835	¥ 458,000
Remaining lease payments							287,341	¥ 1,832,000
Lease Agreements [Member]
Leases [Line Items]
Monthly payment	$ 2,838	¥ 20,000	$ 425	¥ 3,000
Remaining lease payments					$ 280,753	¥ 1,790,000
Fair value equipment					$ 321,220		$ 359,176						¥ 2,048,000	¥ 2,290,000
Percentage of interest rate					1.01%		1.07%						1.01%	1.07%
Advance payment for the equipment					$ 63,993	¥ 408,000